LEASE OBLIGATIONS (Details - Finance Lease, Liability Maturity)	Oct. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 58,669
2022	54,156
2023	54,156
2024	18,052
Total undiscounted finance lease payments	185,033
Less: imputed interest	(15,044)
Present value of finance lease liabilities	$ 169,989